Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-39553
Entity Registrant Name	Amesite Inc.
Entity Central Index Key	0001807166
Entity Tax Identification Number	82-3431718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	607 Shelby Street
Entity Address, Address Line Two	Suite 700 PMB 214
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	734
Local Phone Number	876-8141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AMST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false